CONVERTIBLE NOTE AND WARRANTS - Additional Information (Details)				1 Months Ended	12 Months Ended
	Oct. 27, 2022 USD ($) warrant $ / shares shares	Apr. 22, 2022 USD ($) warrant d location $ / shares shares	Dec. 02, 2021 USD ($)	Oct. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) location $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Oct. 28, 2022 $ / shares	Oct. 26, 2022 USD ($) $ / shares shares	Dec. 01, 2021	Jul. 31, 2021 USD ($)	Apr. 20, 2020 USD ($)	Mar. 31, 2020 USD ($)
Disclosure Of Convertible Notes And Warrants [Line Items]
Total interest-bearing loans and borrowings					$ 182,800,000	$ 246,500,000
Financial liability					$ 1,435,549,000	1,196,614,000
Minimum trading day window | location					30
Consecutive trading day window | location					20
Number of shares outstanding (in shares) | shares	96,465,677				97,865,777
Issuance of shares					$ 307,766,000	89,000
Equity- settled stock compensation expense for the period					$ 2,021,000	2,817,000	$ 1,340,000
Period After which Warrants Became Exercisable | d		30
Share Price (in USD per share) | $ / shares					$ 18.00
Public warrants
Disclosure Of Convertible Notes And Warrants [Line Items]
Par value (in usd per share) | $ / shares					$ 0.01
Equity on stock compensation
Disclosure Of Convertible Notes And Warrants [Line Items]
Equity- settled stock compensation expense for the period					$ 2,021,000	$ 2,817,000
CLN 2022 Sponsor Shares
Disclosure Of Convertible Notes And Warrants [Line Items]
Issuance of shares					$ 8,766,000
Ordinary shares
Disclosure Of Convertible Notes And Warrants [Line Items]
Number of shares outstanding (in shares) | shares	41,655,152					419,832			428,974
Par value (in usd per share) | $ / shares	$ 0.01				$ 0.01	$ 0.01		$ 0.005064	$ 0.01
BOA Acquisition Corp.
Disclosure Of Convertible Notes And Warrants [Line Items]
Proceeds from current borrowings	$ 9,600,000
Number of warrants exercised | location					100
Term Of Warrants Before Expiration		5 years
Number of warrants issued through issue of equity (in shares)	4,274,929	6,575,000
BOA Acquisition Corp. | Public warrants
Disclosure Of Convertible Notes And Warrants [Line Items]
Number of warrants issued through issue of equity (in shares) | location		7,666,666
BOA Acquisition Corp. | Ordinary shares
Disclosure Of Convertible Notes And Warrants [Line Items]
Number of shares outstanding (in shares) | shares		899,125
Number of shares issued through issue of equity (in shares) | shares	953,999	899,125
Convertible loan notes
Disclosure Of Convertible Notes And Warrants [Line Items]
Principal amount	$ 118,000,000
Net consideration from issue of convertible loan notes	118,000,000				$ 0	$ 44,350,000
Financial liability					$ 0	134,672,000	$ 90,322,000
Bottom of range
Disclosure Of Convertible Notes And Warrants [Line Items]
Conversion price of equity					0.65
Top of range
Disclosure Of Convertible Notes And Warrants [Line Items]
Conversion price of equity					0.70
Percent of warrant exercise			0.1042							0.075
Convertible Loan Note Instrument
Disclosure Of Convertible Notes And Warrants [Line Items]
Total interest-bearing loans and borrowings	102,680,000
Principal amount											$ 125,000,000		$ 90,000,000
Interest rate											10.00%		10.00%
Qualifying equity financing					$ 50,000,000
Proceeds from current borrowings	$ 82,000,000
Percent of shares exercised	1
Convertible Loan Note Instrument | Mexico
Disclosure Of Convertible Notes And Warrants [Line Items]
Principal amount												$ 5,000,000
Interest rate												10.00%
Convertible Loan Note Instrument | BOA Acquisition Corp.
Disclosure Of Convertible Notes And Warrants [Line Items]
Total interest-bearing loans and borrowings									$ 1,100,000
Principal amount	$ 147,500,000
Convertible Loan Note Instrument | BOA Acquisition Corp. | One Investor
Disclosure Of Convertible Notes And Warrants [Line Items]
Total interest-bearing loans and borrowings	$ 1,200,000				800,000
Convertible Loan Note Instrument | Cibanco, S.A. Institución de Banca Múltiple | Mexico
Disclosure Of Convertible Notes And Warrants [Line Items]
Principal amount												$ 11,238,000
Convertible Loan Note Instrument | Bottom of range
Disclosure Of Convertible Notes And Warrants [Line Items]
Percent of warrant exercise			0.0625							0.045
CLN 2022
Disclosure Of Convertible Notes And Warrants [Line Items]
Total interest-bearing loans and borrowings					47,096,000
Principal amount		$ 147,500,000
Proceeds from current borrowings			$ 35,800,000
Convertible threshold percentage of stock price trigger		1.40
Minimum trading day window | d		20
Consecutive trading day window | d		30
Exercise price of warrants (in USD per share) | $ / shares		$ 11.50
Number of warrants issued | warrant		4,274,929
CLN 2022 | Annual Yield
Disclosure Of Convertible Notes And Warrants [Line Items]
Interest rate	6.00%
CLN 2022 | Bottom of range
Disclosure Of Convertible Notes And Warrants [Line Items]
Adjustment percent based on principal		0.025
CLN 2022 | Top of range
Disclosure Of Convertible Notes And Warrants [Line Items]
Adjustment percent based on principal		0.075
Reinvestment Amount | BOA Acquisition Corp.
Disclosure Of Convertible Notes And Warrants [Line Items]
Total interest-bearing loans and borrowings	$ 36,000,000
Principal amount	36,000,000
Proceeds from current borrowings	$ 36,000,000
CLN 2020
Disclosure Of Convertible Notes And Warrants [Line Items]
Total interest-bearing loans and borrowings					0	86,699
Gain (loss) on extinguishment of debt				$ 6,921,000
CLN 2020 | Ordinary shares
Disclosure Of Convertible Notes And Warrants [Line Items]
Number of shares issued through issue of equity (in shares) | shares	9,328,320
Mexico Note Instrument
Disclosure Of Convertible Notes And Warrants [Line Items]
Total interest-bearing loans and borrowings					$ 0	$ 10,617,000
Notes
Disclosure Of Convertible Notes And Warrants [Line Items]
Principal amount		$ 147,500,000
Exercise price of warrants (in USD per share) | $ / shares		$ 11.50
Purchase price of notes		0.80
Conditional qualification of minimum cash proceeds		$ 50,000,000